Earnings (Loss) Per Common Share from Continuing Operations	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share from Continuing Operations [Text Block]
Note 9 – Earnings (Loss) Per Common Share from Continuing Operations

	Year Ended December 31,
	2019	2018	2017
	(Dollars in millions, except per-share amounts; shares in thousands)
Income (loss) from continuing operations available to common stockholders	$862	$(156)	$2,174
Basic weighted-average shares	1,212,037	973,626	826,177
Effect of dilutive securities:
Nonvested restricted stock units	1,811	—	1,704
Stock options	163	—	637
Diluted weighted-average shares (1)	1,214,011	973,626	828,518
Earnings (loss) per common share from continuing operations:
Basic	$.71	$(.16)	$2.63
Diluted	$.71	$(.16)	$2.62

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(1)
For the year ended December 31, 2018, 2.0 million weighted-average nonvested restricted stock units and 0.5 million weighted-average stock options have been excluded from the computation of diluted earnings (loss) per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to The Williams Companies, Inc.